Schedule of Derivative Liabilities (Details) € in Thousands	12 Months Ended
Dec. 31, 2025 EUR (€)
IfrsStatementLineItems [Line Items]
Balance – December 31, 2024 (reclassified)	€ 870
Fair value movement on warrants unexercised (including exchange differences)*
Fair value on initial recognition of derivative liabilities	16,460
(Decrease) / increase due to conversions during period	(4,045)
(Decrease) / increase due to derecognition during period	(6,504)
(Gain) / loss due to fair value movements during period	(6,562)
(Gain) / loss due to fair value movements at remeasurement	(36)
Reclassification of convertible notes on consolidation
Balance – December 31, 2025	181
Convertible instruments [member]
IfrsStatementLineItems [Line Items]
Balance – December 31, 2024 (reclassified)	679
Fair value movement on warrants unexercised (including exchange differences)*
Fair value on initial recognition of derivative liabilities	3,932
(Decrease) / increase due to conversions during period	(2,403)
(Decrease) / increase due to derecognition during period	(426)
(Gain) / loss due to fair value movements during period	(1,563)
(Gain) / loss due to fair value movements at remeasurement	(36)
Reclassification of convertible notes on consolidation
Balance – December 31, 2025	181
Private warrants [member]
IfrsStatementLineItems [Line Items]
Balance – December 31, 2024 (reclassified)	14
Fair value movement on warrants unexercised (including exchange differences)*
Fair value on initial recognition of derivative liabilities	12,527
(Decrease) / increase due to conversions during period	(1,642)
(Decrease) / increase due to derecognition during period	(6,063)
(Gain) / loss due to fair value movements during period	(4,837)
(Gain) / loss due to fair value movements at remeasurement
Balance – December 31, 2025
Public warrants [member]
IfrsStatementLineItems [Line Items]
Balance – December 31, 2024 (reclassified)	177
Fair value movement on warrants unexercised (including exchange differences)*
Fair value on initial recognition of derivative liabilities
(Decrease) / increase due to conversions during period
(Decrease) / increase due to derecognition during period	(15)
(Gain) / loss due to fair value movements during period	(161)
(Gain) / loss due to fair value movements at remeasurement
Reclassification of convertible notes on consolidation
Balance – December 31, 2025	€ 0